Note 5 - Commitments and Contingencies (Details) - Future Minimum Lease Payments for Operating Leases (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Jun. 30, 2013
Future Minimum Lease Payments for Operating Leases [Abstract]
2014 (remaining six months)	$ 336
Minumum lease payments due, in two years	689	689
Minumum lease payments due, in three years	118	118
Total minimum lease payments	1,143	1,456
2014		$ 649